Post-employment benefits	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Post-employment benefits
Note	29 – Post-employment benefits

The accounting policies and procedures adopted by ITAÚ UNIBANCO HOLDING for employee benefits are summarized below:

The total amounts recognized in Income for the Period and Stockholders’ Equity – Other comprehensive income were as follows:

Total amounts recognized in Income for the period

	Defined benefit			Defined contribution (*)			Other benefits			Total
	01/01 to 12/31/2017	01/01 to 12/31/2016	01/01 to 12/31/2015	01/01 to 12/31/2017	01/01 to 12/31/2016	01/01 to 12/31/2015	01/01 to 12/31/2017	01/01 to 12/31/2016	01/01 to 12/31/2015	01/01 to 12/31/2017	01/01 to 12/31/2016	01/01 to 12/31/2015
Cost of current service	(69)	(62)	(68)	—	—	—	—	—	—	(69)	(62)	(68)
Net interest	(15)	(13)	(6)	76	239	219	(22)	(19)	(17)	39	207	196
Contribution	—	—	—	(91)	121	(381)	—	—	—	(91)	121	(381)
Benefits paid	—	—	—	—	—	—	14	13	13	14	13	13

Total Amounts Recognized	(84)	(75)	(74)	(15)	360	(162)	(8)	(6)	(4)	(107)	279	(240)

(*)	In the period, contributions to the defined contributions plan, including PGBL, totaled R$ 334 (R$ 339 from 01/01 to 12/31/2016 and R$ 207 from 01/01 to 12/31/2015), of which R$ 91 (R$ 115 from 01/01 to 12/31/2016 and R$ 144 from 01/01 to 12/31/2015) arising from social security funds.

Total amounts recognized in Stockholders’ Equity – Other comprehensive income

	Defined benefit			Defined contribution			Other benefits			Total
	12/31/2017	12/31/2016	12/31/2015	12/31/2017	12/31/2016	12/31/2015	12/31/2017	12/31/2016	12/31/2015	12/31/2017	12/31/2016	12/31/2015
At the beginning of the period	(70)	(45)	(75)	(1,322)	(314)	(221)	(48)	(13)	(8)	(1,440)	(372)	(304)
Effects on asset ceiling	98	(633)	(103)	(386)	(1,244)	(38)	—	—	—	(288)	(1,877)	(141)
Remeasurements	12	608	133	339	236	(55)	(28)	(36)	(5)	323	808	73
Acquisition Citibank portfolio	(1)	—	—	—	—	—	—	—	—	(1)	—	—

Total Amounts Recognized	39	(70)	(45)	(1,369)	(1,322)	(314)	(76)	(49)	(13)	(1,406)	(1,441)	(372)

a)	Retirement plans

ITAÚ UNIBANCO HOLDING and certain subsidiaries sponsor defined benefit plans, including variable contribution plans, whose basic purpose of which is to provide benefits that, in general, represent a life annuity benefit, and may be converted into survivorship annuities, according to the plan’s regulations. They also sponsor defined contribution plans, the benefit of which is calculated based on the accumulated balance of individual accounts at the eligibility date, according to the plan’s regulations, which does not require actuarial calculation, except as described in Note 29c.

Employees hired prior to July 31, 2002, for those who came from Itaú, and prior to February 27, 2009 for those who came from Unibanco, are beneficiaries of the above-mentioned plans. As regards the new employees hired after these dates, they have the option to voluntarily participate in a variable contribution plan (PGBL), managed by Itaú Vida e Previdência S.A.

Retirement plans are managed by closed-end private pension entities (EFPC), with independent legal structures, as detailed below:

Entity	Benefit plan
Fundação Itau Unibanco—Previdência Complementar

Supplementary retirement plan – PAC (1)

Franprev benefit plan—PBF (1)

002 benefit plan—PB002 (1)

Itaulam basic plan—PBI (1)

Itaulam Supplementary Plan—PSI (2)

Itaubanco Defined Contribution Plan (3)

Itaubank Retirement Plan (3)

Itaú Defined Benefit Plan (1)

Itaú Defined Contribution Plan (2)

Unibanco Pension Plan (3)

Prebeg benefit plan (1)

UBB PREV defined benefit plan (1)

Benefit plan II (1)

Supplementary Retirement Plan – Flexible Premium Annuity (ACMV) (1)

REDECARD Basic Retirement Plan (1)

REDECARD Supplementary Retirement Plan (2)

REDECARD Pension Plan (3)

ITAUCARD Defined Benefit Retirement Plan (1)

ITAUCARD Supplementary Retirement Plan (2)

Funbep Fundo de Pensão Multipatrocinado	Funbep I Benefit Plan (1) Funbep II Benefit Plan (2)

(1)	Defined benefit plan;
(2)	Variable contribution plan;
(3)	Defined contribution plan.

b)	Governance

The closed-end private pension entities (EFPC) and the benefit plans they manage are regulated in conformity with the related specific legislation. The EFPC are managed by the Executive Board, Advisory Council and Fiscal Council, with some members appointed by the sponsors and others appointed as representatives of active and other participants, pursuant to the respective Entity’s by laws. The main purpose of the EFPC is to pay benefits to eligible participants, pursuant to the Plan Regulations, maintaining the plans assets invested separately and independently from ITAÚ UNIBANCO HOLDING.

c)	Defined benefit plans

I—Main assumptions used in actuarial valuation of retirement plans

	12/31/2017	12/31/2016	12/31/2015
Discount rate (1)	9.98% p.a.	10.24% p.a.	11.28% p.a.
Mortality table (2)	AT-2000	AT-2000	AT-2000
Turnover (3)	Exp.Itaú 2008/2010	Exp.Itaú 2008/2010	Exp.Itaú 2008/2010
Future salary growth	5.04% to 7.12% p.a.	5.04 to 7.12% p.a.	5.04 to 7.12% p.a.
Growth of the pension fund and social security benefits	4.00% p.a.	4.00% p.a.	4.00% p.a.
Inflation	4.00% p.a.	4.00% p.a.	4.00% p.a.
Actuarial method (4)	Projected Unit Credit	Projected Unit Credit	Projected Unit Credit

(1)	The adoption of this assumption is based on interest rates obtained from the actual interest curve in IPCA, for medium term liabilities of retirement plans sponsored by ITAÚ UNIBANCO HOLDING. At 12/31/2017 assumptions were adopted consistently with the economic scenario at the balance sheet date rate, considering the volatility of the interest markets and the models adopted.
(2)	The mortality tables adopted correspond to those disclosed by Society of Actuaries (SOA), the North-American entity which corresponds to Brazilian Institute of Actuarial Science (IBA), which reflects a 10% increase in the probabilities of survival compared to the respective basic tables. The life expectancy in years per the AT-2000 mortality table for participants aged 55 years is 27 and 31 years for men and women, respectively.
(3)	The turnover assumption is based on the effective experience of active participants linked to ITAÚ UNIBANCO HOLDING, resulting in the average of 2.4 % p.a. based on the 2008/2010 experience.
(4)	Using the Projected Unit Credit method, the mathematical reserve is determined based on the current projected benefit amount multiplied by the ratio between the length of service at the assessment date and the length of service that will be reached at the date when the benefit is granted. The cost is determined taking into account the current projected benefit amount distributed over the years that each participant is employed.

In case of benefits sponsored by foreign subsidiaries, actuarial assumptions adequate to the group of participants and the country’s economic scenario are adopted.

Biometric/demographic assumptions adopted are consistent with the group of participants of each benefit plan, pursuant to the studies carried out by an independent external actuarial consulting company.

II—Risk Exposure—Through its defined benefit plans, ITAÚ UNIBANCO HOLDING is exposed to a number of risks, the most significant ones are:

•	Volatility of Assets—The actuarial liability is calculated by adopting a discount rate defined on the income related to securities issued by the Brazilian treasury (government securities). If the actual income related to plan assets is lower than expected, this may give rise to a deficit. The plans have a significant percentage of fixed-income securities pegged to the plan commitments, aimed at minimizing volatility and short and medium term risk.

•	Changes in Investment Income—A decrease in income related to public securities will imply a decrease in the discount rate and, therefore, will increase the plan’s actuarial liability. The effect will be partially offset by the recognition of these securities at market value.

•	Inflation Risk—Most of the employee benefit plans are pegged to the inflation rates, and a higher inflation will lead to higher obligations. The effect will also be partially offset because a significant portion of the plan assets is pegged to government securities restated at the inflation rate.

•	Life Expectancy—Most of the plan obligations are to provide life benefits, and therefore an increase in life expectancy will result in increased plan liabilities.

III—Management of defined benefit plan assets

The general purpose of managing EFPCs funds is to search for a long term balance between assets and obligations to pay retirement benefits, by exceeding the actuarial targets (discount rate plus benefit adjustment index, established in the plan regulations).

Regarding the assets guaranteeing the actuarial liability reserves, management should ensure the payment capacity of retirement benefits in the long term by avoiding the risk of mismatching assets and liabilities in each pension plan.

The allocation of plan assets and the allocation target by type of asset are as follows:

Types	Fair Value			% Allocation
	12/31/2017	12/31/2016	12/31/2015	12/31/2017	12/31/2016	12/31/2015	Target 2018
Fixed income securities	16,851	15,134	12,369	95.81%	91.61%	90.73%	53% a 100%
Variable income securities	19	685	537	0.11%	4.15%	3.94%	0% a 20%
Structured investments	24	9	27	0.14%	0.05%	0.20%	0% a 10%
Real estate	615	623	633	3.49%	3.77%	4.64%	0% a 7%
Loans to participants	79	69	67	0.45%	0.42%	0.49%	0% a 5%

Total	17,588	16,520	13,633	100.00%	100.00%	100.00%

The defined benefit plan assets include shares of ITAÚ UNIBANCO HOLDING, its main parent company (ITAÚSA) and of subsidiaries of the latter, with a fair value of R$ 12 (R$ 575 at 12/31/2016 and R$ 452 at 12/31/2015), and real estate rented to Group companies, with a fair value of R$ 531 (R$ 597 at 12/31/2016 and R$ 606 at 12/31/2015).

Fair Value

The fair value of the plan assets is adjusted up to the Balance Sheet date, as follows:

Fixed-Income Securities and Structured Investments – accounted for at market value, considering the average trading price on the calculation date, net realizable value obtained upon the technical addition of pricing, considering, at least, the payment terms and maturity, credit risk and the indexing unit.

Variable income securities – accounted for at market value, taken to be the share average quotation at the last day of the month or at the closest date on the stock exchange on which the share has posted the highest liquidity rate.

Real Estate – stated at acquisition or construction cost, adjusted to market value based on reappraisals made in 2017, supported by technical appraisal reports. Depreciation is calculated under the straight line method, considering the useful life of the real estate.

Loans to participants – adjusted up to the report date, in compliance with the respective agreements.

Fund Allocation Target

The fund allocation target is based on Investment Policies that are currently revised and approved by the Advisory Council of each EFPC, considering a five-year period, which establishes guidelines for investing funds guaranteeing Actuarial Liability and for classifying securities.

IV—Net amount recognized in the balance sheet

Following is the calculation of the net amount recognized in the balance sheet, corresponding to the defined benefit plan:

	12/31/2017	12/31/2016	12/31/2015
1- Net assets of the plans	17,588	16,520	13,633
2- Actuarial liabilities	(14,491)	(13,723)	(11,587)

3- Surplus (1-2)	3,097	2,797	2,046

4- Asset ceiling (*)	(3,217)	(3,008)	(2,134)

5- Net amount recognized in the balance sheet (3-4)	(120)	(211)	(88)

Amount recognized in assets (Note 20a)	345	317	224
Amount recognized in liabilities (Note 20b)	(465)	(528)	(312)

(*)	Corresponds to the excess of the present value of the available economic benefit, in conformity with paragraph 58 of IAS 19.

V—Changes in the net amount recognized in the balance sheet:

	12/31/2017
	Plan net assets	Actuarial liabilities	Surplus	Asset ceiling	Recognized amount
Value at the beginning of the period	16,520	(13,723)	2,797	(3,008)	(211)
Cost of current service	—	(69)	(69)	—	(69)
Net interest (1)	1,639	(1,347)	292	(307)	(15)
Benefits paid	(1,141)	1,141	—	—	—
Contributions of sponsors	71	—	71	—	71
Contributions of participants	12	—	12	—	12
Effects on asset ceiling	—	—	—	97	97
Exchange Variation	2	(6)	(4)	—	(4)
Remeasurements (2) (3)	485	(487)	(2)	1	(1)

Value end of the period	17,588	(14,491)	3,097	(3,217)	(120)

	12/31/2016
	Plan net assets	Actuarial liabilities	Surplus	Asset ceiling	Recognized amount
Value at the beginning of the period	13,633	(11,587)	2,046	(2,134)	(88)
Cost of current service	—	(62)	(62)	—	(62)
Net interest (1)	1,483	(1,255)	228	(241)	(13)
Benefits paid	(1,060)	1,060	—	—	—
Contributions of sponsors	149	—	149	—	149
Contributions of participants	15	—	15	—	15
Effects on asset ceiling	—	—	—	(633)	(633)
Balance arising from the Corpbanca acquisition (Note 3)	—	(207)	(207)	—	(207)
Exchange Variation	(8)	43	35	—	35
Remeasurements (2) (3)	2,308	(1,715)	593	—	593

Value end of the period	16,520	(13,723)	2,797	(3,008)	(211)

	12/31/2015
	Plan net assets	Actuarial liabilities	Surplus	Asset ceiling	Recognized amount
Value beginning of the period	13,438	(11,695)	1,743	(1,847)	(104)
Cost of current service	—	(68)	(68)	—	(68)
Net interest (1)	1,334	(1,151)	183	(189)	(6)
Benefits paid	(908)	908	—	—	—
Contributions of sponsors	60	—	60	—	60
Contributions of participants	15	—	15	—	15
Effects on asset ceiling	—	—	—	(103)	(103)
Remeasurements (2) (3)	(306)	419	113	5	118

Value end of the period	13,633	(11,587)	2,046	(2,134)	(88)

(1)	Corresponds to the amount calculated on 01/01/2017 based on the beginning amount (Net Assets, Actuarial Liabilities and Asset ceiling), taking into account the estimated amount of payments/ receipts of benefits / contributions, multiplied by the discount rate of 10.24% p.a. (At 01/01/2016 used by the discount rate of 11.28% p.a. and 01/01/2015 of 10.24% p.a.)
(2)	Remeasurements recorded in net assets and asset ceiling correspond to the income earned above/below the expected return rate.
(3)	The actual return on assets amounted to R$ 2,124 (R$ 3,791 at 12/31/2016 and R$ 1,028 at 12/31/2015).

During the period, the contributions made totaled R$ 71 (R$ 149 from 01/01 to 12/31/2016 and R$ 60 from 01/01 to 12/31/2015). The contribution rate increases based on the beneficiary’s salary.

In 2018, contribution to the retirement plans sponsored by ITAÚ UNIBANCO HOLDING is expected to amount to R$ 56.

The estimate for payment of benefits for the next 10 years is as follows:

Period	Payment estimate
2018	1,103
2019	1,126
2020	1,157
2021	1,190
2022	1,220
2023 to 2027	6,563

VI—Sensitivity of defined benefit obligation

The impact, due to the change in the assumption – discount rate by 0.5%, which would be recognized in Actuarial liabilities of the plans, as well as in Stockholders’ Equity – Other Comprehensive Income of the sponsor (before taxes) would amount to:

	Effects on actuarial liabilities of the plan		Effect which would be recognized in Stockholders’ Equity (*)
Change in Assumption	Value	Percentage of actuarial liabilities	Value
- Decrease by 0.5%	740	5.11%	(269)
- Increase by 0.5%	(677)	(4.67%)	153

(*)	Net of effects of asset ceiling

d) Defined contribution plans

The defined contribution plans have assets relating to sponsors’ contributions not yet included in the participant’s account balance due to loss of eligibility to a plan benefit, as well as resources from the migration from the defined benefit plans. The fund will be used for future contributions to the individual participants’ accounts, according to the rules of the respective benefit plan regulation.

I—Change in the net amount recognized in the Balance sheet:

	12/31/2017			12/31/2016			12/31/2015
	Pension plan fund	Asset ceiling	Recognized amount	Pension plan fund	Asset ceiling	Recognized amount	Pension plan fund	Asset ceiling	Recognized amount
Value beginning of the period	1,287	(491)	796	2,229	(270)	1,959	2,438	(224)	2,214
Net interest	126	(50)	76	269	(30)	239	239	(20)	219
Contribution (Note 29)	(91)	—	(91)	121	—	121	(381)	—	(381)
Receivables – allocation of funds (*)	(12)	—	(12)	(515)	—	(515)	—	—	—
Effects on asset ceiling (Note 29)	(15)	(371)	(386)	(1,053)	(191)	(1,244)	—	(38)	(38)
Remeasurements	339	—	339	236	—	236	(67)	12	(55)

Value end of the period (Note 20a)	1,634	(912)	722	1,287	(491)	796	2,229	(270)	1,959

(*)	Refers to the allocation of the surplus of Plano Itaubanco CD’s social security fund.

e) Other post-employment benefits

ITAÚ UNIBANCO HOLDING and its subsidiaries do not offer other post-employment benefits, except in those cases arising from obligations under acquisition agreements signed by ITAÚ UNIBANCO HOLDING, as well as in relation to the benefits granted due to a judicial sentence, in accordance with the terms and conditions established, in which health plans are totally or partially sponsored for specific groups of former workers and beneficiaries.

Based on the report prepared by an independent actuary, the changes in obligations for these other projected benefits and the amounts recognized in the balance sheet, under liabilities, of ITAÚ UNIBANCO HOLDING are as follows:

I—Change in the net amount recognized in the balance sheet:

	12/31/2017	12/31/2016	12/31/2015
At the beginning of the period	(221)	(179)	(170)
Interest cost	(22)	(19)	(17)
Benefits paid	14	13	13
Remeasurements	(28)	(36)	(5)

At the end of the period (Note 20b)	(257)	(221)	(179)

The estimate for payment of benefits for the next 10 years is as follows:

Period	Payment estimate
2018	15
2019	16
2020	17
2021	18
2022	19
2023 to 2027	115

II—Assumptions and sensitivity—medical care cost

For calculation of projected benefits obligations in addition to the assumptions used for the defined benefit plans (Note 29c I), an 8.16% p.a. increase in medical costs assumption is assumed.

Assumptions about medical care cost trends have a significant impact on the amounts recognized in income. A change of one percentage point in the medical care cost rates would have the following effects:

	Recognition	1% increase	1% decrease
Service cost and interest cost	Income	3	(3)
Present value of obligation	Other comprehensive income	32	(26)